Common Stock, Warrants and Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Common Stock Warrants And Options Details Narrative
Salaries of two officers	$ 430,000
Intrinsic value of options exercised		$ 0	$ 0